Private Placement and Public Warrants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2024	Feb. 02, 2024
Weighted average exercise price, Warrants				$ 3.6
Warrant, Outstanding (in Shares)	19,363,914	19,443,314	19,363,914
Public Warrant [Member]
Weighted average exercise price, Warrants	$ 7.80	$ 11.50
Warrant, Expiration date	Dec. 21, 2028	Dec. 21, 2028
Warrant, Outstanding (in Shares)	16,159,012	16,184,612
Warrant, Initial Fair Value	$ 5,828,609	$ 1,942,153
Private Placement [Member]
Weighted average exercise price, Warrants	$ 7.80	$ 11.50
Warrant, Expiration date	Dec. 21, 2028	Dec. 21, 2028
Warrant, Outstanding (in Shares)	515,000	515,000
Warrant, Initial Fair Value	$ 144,120	$ 66,952